Property and Equipment - Balances by Major Asset Class (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Property and equipment, gross	$ 108,008	$ 79,746
Less: Accumulated depreciation and amortization	40,368	22,294
Property and equipment, net	67,640	57,452
Computer equipment
Property and equipment
Property and equipment, gross	40,349	31,496
Software
Property and equipment
Property and equipment, gross	42,614	26,412
Furniture and fixtures
Property and equipment
Property and equipment, gross	8,652	7,916
Leasehold improvements
Property and equipment
Property and equipment, gross	4,392	3,488
Projects in progress
Property and equipment
Property and equipment, gross	$ 12,001	$ 10,434